Debt (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Debt (Textual) [Abstract]
Maturity date of convertible notes one	Jun. 01, 2013		Jun. 01, 2013
Gain (loss) on extinguishment of debt	$ 0	$ 0	$ (4,421,000)	$ 0
Debt (Additional Textual) [Abstract]
Percentage of redemption of principle amount of convertible notes			25.00%
Per share conversion price of convertible notes			$ 0.25
Total Debt due within one year	3,461,000		3,461,000		6,730,861	56,911
Unpaid interest accreted to principal rate					15.00%
Debt instrument maturity date					Jun. 01, 2012
Redemption percentage of debt instrument					125.00%
Capital campaign minimum amount					10,000,000
Common stock single offering					10,000,000
Number of business days for mandatory redemption of principal					3
Interest paid after common stock offering					1,700,000
Common stock single offering mandatory redemption minimum					10,000,000
Common stock single offering mandatory redemption maximum					30,000,000
Promissory Notes [Member]
Debt (Textual) [Abstract]
Rate of notes	12.50%		12.50%		12.50%
Period of warrant to purchase common share			5 years
Gain (loss) on extinguishment of debt			4,400,000
Embedded conversion option [Member] | Promissory Notes [Member]
Debt (Textual) [Abstract]
Gain (loss) on extinguishment of debt			1,200,000
Warrant liability [Member] | Promissory Notes [Member]
Debt (Textual) [Abstract]
Gain (loss) on extinguishment of debt			$ 3,200,000
Convertible Notes Payable [Member]
Debt (Textual) [Abstract]
Rate of notes	12.50%		12.50%
Percentage of interest payable in kind	15.00%		15.00%
Maturity date of convertible notes one	Dec. 01, 2012		Dec. 01, 2012
Maturity date of convertible notes two	Mar. 01, 2013		Mar. 01, 2013
Maturity date of convertible notes three	Jun. 01, 2013		Jun. 01, 2013
Maturity date of convertible notes four	Sep. 01, 2013		Sep. 01, 2013